CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES:
Consolidated net loss	$ (5,953,898)	$ (1,149,934)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	933,813	727,914
Common stock options issued for services	855,000	730,000
Common stock issued for services	0	438,001
Gain on disposal of asset	(2,456)
Unrealized gain (loss) marketable securities	413,189	(3,734,275)
Deferred income taxes	0	711,070
Stock-based compensation	1,340,703	223,055
Changes in operating assets and liabilities:
Accounts receivable	0	6,515
Inventory	(30,000)	0
Other assets	(164,177)	13,807
Accounts payable and accrued expenses	(303,452)	(412,764)
Accrued interest on notes receivable	(12,461)	(2,485)
Accrued interest on notes payable	114,946	395,469
Net cash used in operating activities	(2,808,793)	(2,053,627)
INVESTING ACTIVITIES:
Proceeds from notes receivable	55,953	0
Payment on costs of patents		(10,329)
Purchase of a technology license	0	(40,000)
Proceeds from disposal of equipment	6,000	0
Purchase of equipment	(1,129,515)	(1,334,123)
Net cash used in investing activities	(1,067,562)	(1,384,452)
FINANCING ACTIVITIES:
Payment of long-term debt	0	(7,735)
Proceeds from loans and notes payable	1,968,261	6,666,811
Proceeds from sale of common stock	6,240,000	0
Payment of notes payable	(277,145)	(2,464)
Distributions to noncontrolling interest	(343,889)	0
Net cash provided by financing activities	7,587,227	6,656,612
Net increase (decrease) in cash and cash equivalents	3,710,872	3,218,533
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,493,719	398,904
CASH AND CASH EQUIVALENTS, END OF PERIOD	5,204,591	3,617,437
Cash paid during the year for:
Interest	223,639	46,936
Income taxes	0	0
Noncash transactions:
Conversion of Series A, B, B-1, and C-1 Preferred Stock to Common Stock	1,200,000	9,467,604
Common stock issued for a reduction in liabilities	1,144,992	264,800
Noncontrolling interest issued for a reduction in liabilities	3,025,000	735,000
Preferred stock Series C-1 issued for a reduction in liabilities	0	64,950
Common stock issued for the purchase of a license	0	225,000
Capitalized interest on construction in process	$ 256,235	$ 822,700
Dividend paid in Series B-1 Preferred Stock	0	42,196